Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payments [Abstract]
Schedule of Share-Based Payment Expense as Reflected in the Consolidated Statement of Income/(Loss)	The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

Year ended December 31,	2025 $	2024 $	2023 $
General and administrative	6,893	21,993	3,185
Research and development	1,329	857	1,230
Total	8,222	22,850	4,415

Schedule of RSU Activity	During the twelve months ended December 31, 2025 and 2024, the Group granted the following RSUs to certain non-executive
Directors, executives and employees:

Year ended December 31,	2025	2024
Time-based RSUs	4,855,916	4,388,116
Performance-based RSUs	1,494,919	1,822,151
Total RSUs	6,350,835	6,210,267
RSU activity for the years ended December 31, 2025, 2024 and 2023 is detailed as follows:

	Number of Shares/Units	Weighted Average Grant Date Fair Value (GBP) (*)
Outstanding (Non-vested) at January 1, 2023	6,090,780	1.74
RSUs Granted in Period	3,679,669	1.28
Vested	(716,029)	2.00
Forfeited	(1,880,274)	1.94
Outstanding (Non-vested) at December 31, 2023	7,174,146	1.10
RSUs Granted in Period	6,210,267	1.63
Vested	(1,347,729)	1.71
Forfeited	(3,057,962)	1.75
Outstanding (Non-vested) at December 31, 2024	8,978,722	1.29
RSUs Granted in Period	6,350,835	1.14
Vested	(3,184,023)	1.62
Forfeited	(2,757,344)	1.39
Outstanding (Non-vested) at December 31, 2025	9,388,190	1.20
*For liability awards - based on fair value at reporting date or settlement date.

Schedule of Stock Option Activity	Stock option activity for the years ended December 31, 2025, 2024 and 2023, is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2023	17,793,881	2.31	8.03
Granted	3,120,975	2.22
Exercised	(534,034)	1.71		2.46
Forfeited and expired	(3,424,232)	2.40
Options Exercisable at December 31, 2023	9,065,830	2.19	6.01
Outstanding at December 31, 2023	16,956,590	2.29	7.20
Granted	2,665,875	1.87
Exercised	(412,729)	1.73		2.20
Forfeited and expired	(4,725,746)	2.24
Options Exercisable at December 31, 2024	9,534,400	2.33	4.45
Outstanding at December 31, 2024	14,483,990	2.25	5.87
Granted	381,000	1.24
Exercised	(65,000)	1.20		1.39
Forfeited and expired	(2,388,931)	2.41
Options Exercisable at December 31, 2025	9,690,271	2.28	4.87
Outstanding at December 31, 2025	12,411,059	2.19	5.62

Schedule of Terms and Conditions of Share-Based Payment Arrangement	The fair value of the stock options awarded by the Group was estimated on the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2025	2024	2023
Expected volatility	45.18%	44.76%	43.69%
Expected term (in years)	6.16	6.16	6.16
Risk-free interest rate	3.81%	4.31%	4.04%
Expected dividend yield	—	—	—
Exercise price (GBP)	1.24	1.87	2.22
Underlying stock price (GBP)	1.24	1.87	2.22

Schedule of Range of Exercise Prices of Outstanding Share Options	For shares outstanding as of December 31, 2025, the range of exercise prices is detailed as follows:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	89,845	—	3.75
1.00 to 2.00	5,627,230	1.62	5.73
2.00 to 3.00	4,100,484	2.25	6.49
3.00 to 4.00	2,593,500	3.40	4.07
Total	12,411,059	2.19	5.62

Schedule of Subsidiary Share-Based Payments	A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2025	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2025
Entrega	334,500	—	—	(87,500)	—	—	247,000

	Outstanding as of January 1, 2024	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2024
Entrega	344,500	—	—	(5,000)	(5,000)	—	334,500
Seaport	—	22,429,780	—	—	(29,018)	(22,400,762)	—

	Outstanding as of January 1, 2023	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2023
Entrega	344,500	—	—	—	—	—	344,500
Follica	2,776,120	—	—	(2,170,547)	(605,573)	—	—
Vedanta	1,824,576	—	—	(1,313)	(29,607)	(1,793,656)	—

Schedule of Weighted Average Exercise Prices for Options Outstanding	The weighted-average exercise prices, remaining contractual life and exercise price range for the options outstanding and exercisable as of December 31, 2025, were as follows:

Outstanding and exercisable at December 31, 2025	Number of options	Weighted- average exercise price $	Weighted- average contractual life outstanding	Exercise Price Range $
Entrega	247,000	1.85	2.41	0.02-2.36